Note M - Legal Matters Involving the Manager (Detail) (USD $)	1 Months Ended	3 Months Ended
	Sep. 27, 2006	Mar. 31, 2007	Jun. 30, 2012
Fines		$ 100,000
Estimated Litigation Liability, Noncurrent			4,200,000
Payments for Legal Settlements	$ 100,000